AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 5, 2003

                                       Securities Act Registration No: 333-82833
                              Investment Company Act Registration No:  811-09445


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


 / / Pre-Effective Amendment No.            / X/ Post-Effective Amendment No. 1


                               MARKETOCRACY FUNDS
               (Exact name of Registrant as Specified in Charter)

                26888 ALMADEN COURT, LOS ALTOS, CALIFORNIA 94022
                    (Address of Principal Executive Offices)

                                 (650) 948-1216
                         (Registrant's Telephone Number,
                              including Area Code)

                                  KENDRICK KAM
                        INGENUITY CAPITAL MANAGEMENT, LLC
                26888 ALMADEN COURT, LOS ALTOS, CALIFORNIA 94022
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                                STUART R. BRUNET
                      MARKETOCRACY CAPITAL MANAGEMENT, LLC
                26888 ALMADEN COURT, LOS ALTOS, CALIFORNIA 94022

                                 ELAINE RICHARDS
                         U.S. BANCORP FUND SERVICES, LLC
                   615 E. MICHIGAN STREET, MILWAUKEE, WI 53202

                                  ROY W. ADAMS
                                 ATTORNEY AT LAW
                    1024 COUNTRY CLUB DRIVE, MORAGA, CA 94556


It is proposed that this filing will become effective (check appropriate box)


[ X ] immediately upon filing pursuant to paragraph (b)

[   ] on (date) pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.


No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.


     This Post-Effective Amendment to the Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion of Roy W. Adams, Jr., Attorney at Law, supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus previously filed under Registration No. 333-8233. This Post-Effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement, a signature page, exhibit index and the exhibit described therein.




                               MARKETOCRACY FUNDS
                                     PART C
                                OTHER INFORMATION

Item 15.  Indemnification.

Reference is made to Article VII, Section 7.02 of the Registrant's Agreement and Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 16.  EXHIBITS

1.   Declaration of Trust

     a)   Certificate of Amendment of Certificate of Trust(3)

     b)   Amended and Restated Agreement and Declaration of Trust(3)

2.   Amended and Restated Bylaws(3)

3.   Voting Trust Agreement - Not applicable

4.   Reorganization Agreement - See Part A, Exhibit B

5.   Instruments   Defining  Rights  of  Security  Holders  --  Incorporated  by
     reference to the Amended and Restated Agreements and Declaration of Trust and Amended and Restated Bylaws

6.   Investment Advisory Agreement

     a) Investment Advisory Agreement between the Trust and Marketocracy Capital Management, LLC(4)

     b) Investment Advisory Agreement between the Trust and Ingenuity Capital Management, LLC(2)

7.   Underwriting Agreement(1)

8.   Bonus or Profit Sharing Contracts - Not applicable

9.   Custody Agreement(1)

10.  Rule 12b-1 Plan - Not applicable

11.  Opinion and Consent of Counsel(5)

12.  Tax Opinion - Filed Herewith.

13.  Other Material Contracts

     a) Administration Agreement between the Trust and Marketocracy Capital Management, LLC(4)

     b) Administration Agreement between the Trust and Ingenuity Capital Management, LLC(1)

     c)   Transfer Agent Servicing Agreement(1)

     d)   Fund Accounting Servicing Agreement(1)

14.  Auditor's Consent (5)

15.  Omitted Financial Statements - Not applicable

16.  Power of Attorney(5)

17.  Any Additional Exhibits

     a)   Prospectus dated October 28, 2002 for the Masters 100(SM) Fund (6)
     b)   Annual Report dated June 30, 2002 for the Marketocracy Funds (6)

---------------

(1) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 of Form N-1A filed October 14, 1999 (File Nos. 333-82833 and 811-09445)
(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 3 of Form N-1A filed November 24, 1999 (File Nos. 333-82833 and 811-09445).
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 1 of Form N-1A filed October 13, 2000 (File Nos. 333-82833 and 811-09445).
(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 of Form N-1A filed December 20, 2000 (File Nos. 333-82833 and 811-09445).
(5) Incorporated by reference to Registrant's Registration Statement on Form N-14 filed November 12, 2002 (File Nos. 333-101128 and 811-09445).
(6) Incorporated by reference to Registrant's Registration Statement on Form N-14 filed December 10, 2002 (File Nos. 333-82833 and 811-09445).


Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Los Altos and the State of California on the 5th day of March, 2003.

                                                     MARKETOCRACY FUNDS

                                                     By: /s/ Kendrick W. Kam*
                                                     -----------------------
                                                     Kendrick W. Kam, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on March 5, 2003.

Signature                               Title

/s/ Kendrick W. Kam*                    President and Trustee
-------------------------
Kendrick W. Kam

/s/ Arthur L. Roth*                     Trustee, Chairman of the Board
-------------------------
Arthur L. Roth

/s/ William J. Scilacci*                Trustee
-------------------------
William J. Scilacci

/s/ Shawn O'Hara*                       Trustee
-------------------------
Shawn O'Hara


* By /s/ Elaine E. Richards
     -----------------------------
      Elaine E. Richards
      Signed as attorney-in-fact
      pursuant to a Power of Attorney
      dated November 11, 2002 filed
      with Form N-14 on November 12, 2002.


EXHIBIT INDEX

      Exhibit                                                    Exhibit No.
      -------                                                    -----------
      Tax Opinion                                                   EX-99.12